Weighted average basic and diluted number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Basic weighted average number of shares	42,639,530	40,194,660
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	42,639,530	40,194,660
Stock option [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	3,159,993	2,316,264
Warrant [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	4,858,845	5,167,391